UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	November 15, 2012

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK


3M Company	Common	88579y101	1599605.36	17308	17308				17308
ABB LIMITED SPONS ADR	Common	000375204	20009	1070	1070				1070
ABBOTT LABS	Common	002824100	3463651.2	50520	50520				50520
ACE LTD	Common	H0023R105	6804	90	90				90
AFLAC	Common	001055102	3591	75	75				75
AGILENT	Common	00846U101	3460.5	90	90				90
ALCATEL LUCENT ADS	Common	013904305	74.8	68	68				68
ALNYLAM PHARMACEUTICALS	Common	02043Q107	939.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	30051	900	900				900
AMERICAN EXPRESS CO	Common	025816109	3804104.58	66903	66903				66903
AMERICAN INT'L	Common	026874784	229.53	7	7				7
AMERIPRISE FINL INC.	Common	03076C106	40419.97	713	713				713
ANADARKO PETROLEUM	Common	032511107	14948.2	214	214				214
APACHE CORP	Common	037411105	1729.4	20	20				20
APPLE COMPUTER	Common	037833100	214807.81	322	322				322
APPLIED MATERIALS	Common	038222105	4912.6	440	440				440
ASCENT MEDIA CORP	Common	043632108	486.09	9	9				9
AT&T CORP.	Common	00206R102	3777163	100190	100190				100190
BAKER HUGHES INC	Common	057224107	161471.1	3570	3570				3570
BANK NOVA SCOTIA HALIFAX	Common	064149107	46048.8	840	840				840
BANKAMERICA	Common	060505104	127284.45	14415	14415				14415
BB & T Corp.	Common	054937107	39792	1200	1200				1200
BHP BILLITON LIMITED ADR	Common	088606108	141336.6	2060	2060				2060
BMC SOFTWARE	Common	055921100	13484.25	325	325				325
BRISTOL MYERS SQUIBB CO	Common	110122108	3525963.75	104473	104473				104473
BT GROUP PLC ADR	Common	05577E101	66960	1800	1800				1800
BUNGE LIMITED	Common	G16962105	112509.9	1678	1678				1678
CA INC	Common	12673P105	5410.65	210	210				210
CAPITAL BANK CORP	Common	139793103	661.5	350	350				350
CATERPILLAR, INC.	Common	149123101	2075801.04	24126	24126				24126
CENTURYTEL INC.	Common	156700106	4120.8	102	102				102
CHESAPEAKE ENERGY	Common	165167107	3774	200	200				200
CHEVRONTEXACO	Common	166764100	5540912.72	47537	47537				47537
CHORUS LTD SPON ADS SLM	Common	17040V107	3394.05	255	255				255
CHUBB CORP	Common	171232101	6483.8	85	85				85
CINTAS CORP	Common	172908105	49716	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2280955.03	119453	119453				119453
COCA COLA	Common	191216100	3899204	102800	102800				102800
COLGATE PALMOLIVE	Common	194162103	236634.54	2207	2207				2207
COMCAST CORP. A	Common	20030N101	6898.78	193	193				193
CONOCO PHILLIPS	Common	20825C104	17154	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	4852.5	150	150				150
CONTINENTAL RESOURCES	Common	212015101	166104	2160	2160				2160
CORNING INC.	Common	219350105	52.6	4	4				4
CREE INC.	Common	225447101	43103.45	1690	1690				1690
DANAHER CORP	Common	235851102	154420	2800	2800				2800
DELL COMPUTER	Common	24702R101	778.54	79	79				79
DIAGEO	Common	25243Q205	5072.85	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	5662	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	5323.8	95	95				95
DOMINION RES INC VA	Common	25746u109	93492.04	1766	1766				1766
DOVER CORP.	Common	260003108	5949	100	100				100
DOW CHEMICAL	Common	260543103	15346.15	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	26138E109	1603.08	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	34183.6	680	680				680
DUKE POWER CO	Common	26441C204	108782.28	1679	1679				1679
DUKE REALTY INVESTMENTS INC.	Common	264411505	1764	120	120				120
EMC CORP	Common	268648102	4476643.2	164160	164160				164160
EMERSON ELEC CO	Common	291011104	38857.35	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	266062.5	6250	6250				6250
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	53502.9	930	930				930
EXELIS INC	Common	30162A108	6555.56	634	634				634
EXPRESS SCRIPTS HLDG C	Common	30219G108	7265.08	116	116				116
EXXON MOBIL CP	Common	30231g102	5472185.1	59838	59838				59838
FDX Corp	Common	31428X106	2757427.32	32586	32586				32586
FISERV INC.	Common	337738108	3633318.37	49079	49079				49079
FLUOR CORPORATION	Common	343412102	19810.56	352	352				352
FMC CORP NEW	Common	302491303	2436.72	44	44				44
FOSTER WHEELER AG	Common	H27178104	1198	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	738.14	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	1687730.78	42641	42641				42641
GAP, INC	Common	364760108	8766.1	245	245				245
GENERAL ELEC CO	Common	369604103	2701740.58	118967	118967				118967
GENUINE PARTS	Common	372460105	53401.25	875	875				875
GOLDCORP INC NEW	Common	380956409	32095	700	700				700
HEINZ HJ	Common	423074103	2765608.5	49430	49430				49430
HOME DEPOT	Common	437076102	98101.25	1625	1625				1625
HONEYWELL	Common	438516106	22286.75	373	373				373
INTEL CORP.	Common	458140100	2282921.69	100769	100769				100769
INTERNATIONAL BUSINESS M	Common	459200101	7037948.8	33926	33926				33926
INTERNATIONAL PAPER	Common	460146103	4285.76	118	118				118
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	4692142	73660	73660				73660
ITT CORP. (NEW)	Common	450911201	6387.55	317	317				317
JDS UNIPHASE CORP	Common	46612J507	61.9	5	5				5
JOHNSON & JOHNSON	Common	478160104	3173512.25	46053	46053				46053
JP MORGAN CHASE & CO.	Common	46625h100	2164991.85	53483	53483				53483
KELLOGG	Common	487836108	5424.3	105	105				105
KIMBERLY-CLARK	Common	494368103	2058.72	24	24				24
KRAFT FOODS	Common	50075N104	31426	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	21730.45	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	7610.4	210	210				210
LP MAGELLAN MIDSTREAM	Common	559080106	115884.5	1325	1325				1325
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	82926.8	2005	2005				2005
LTD PART KINDER MORGAN	Common	494550106	14437.5	175	175				175
MACK CALI REALITY CORP	Common	554489104	5320	200	200				200
MARATHON OIL	Common	565849106	3145094.77	106361	106361				106361
MARKWEST ENERGY	Common	570759100	228564	4200	4200				4200
MCCORMICK	Common	579780206	466540.8	7520	7520				7520
MCDONALDS CORP.	Common	580135101	1002827.5	10930	10930				10930
MERCK & CO INC	Common	58933Y105	539110.72	11955	11955				11955
METLIFE INC	Common	59156R108	78465.42	2277	2277				2277
MICROSOFT CORP.	Common	594918104	4665058.56	156756	156756				156756
NABORS INDUSTRIES	Common	G6359F103	157977.8	11260	11260				11260
NESTLE'S A ADR REG SH VTG	Common	641069406	18963	300	300				300
NEWBRIDGE BANCORP	Common	65080T102	4840	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	158018.31	2821	2821				2821
NEXTERA ENERGY INC	Common	65339F101	647036	9200	9200				9200
NIKE INC CLASS B	Common	654106103	18032.9	190	190				190
NOBLE CORP	Common	H5833N103	3578	100	100				100
NORDSTROM INC	Common	655664100	2207.2	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	45547	925	925				925
ORACLE CORP	Common	68389X105	3379118.6	107410	107410				107410
OWENS ILL INC	Common	690768403	1688.4	90	90				90
PALL CORP	Common	696429307	57141	900	900				900
PEPCO HOLDINGS	Common	713291102	5292	280	280				280
PEPSICO, INC.	Common	713448108	77847	1100	1100				1100
PFIZER INC	Common	717081103	39138.75	1575	1575				1575
PHILIP MORRIS INTL	Common	718172109	60709.5	675	675				675
PHILLIPS 66	Common	718546104	6955.5	150	150				150
PIEDMONT NATURAL GAS	Common	720186105	317004.8	9760	9760				9760
PIKE ELECTRIC CORP	Common	721283109	3975	500	500				500
PLAINS ALL AMERICAN PIPELINE	Common	726503105	379260	4300	4300				4300
PLUM CREEK TIMBER CO INC	Common	729251108	9206.4	210	210				210
PNC FINL CORP	Common	693475105	4101.5	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	7815.6	180	180				180
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	23388.82	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	2739991.3	158381	158381				158381
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	414505.65	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	5742	50	50				50
PRAXAIR INC.	Common	74005P104	93492	900	900				900
PROCTER & GAMBLE	Common	742718109	2775787.2	40020	40020				40020
PROTECTIVE LIFE CORP.	Common	743674103	1572.6	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	43608	800	800				800
QUALCOMM INC	Common	747525103	2571577.55	41165	41165				41165
QUEST DIAGNOSTICS INC	Common	74834L100	126860	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	345.36	48	48				48
ROSS STORES INC	Common	778296103	16147.5	250	250				250
ROYAL BANK OF CANADA	Common	780087102	59132.3	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	76836.87	1107	1107				1107
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	544430.4	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	4498	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	3547067.5	82375	82375				82375
SCANA CORP	Common	80589M102	3188957.55	66065	66065				66065
SCANSOURCE	Common	806037107	20813	650	650				650
SCHLUMBERGER	Common	806857108	25677.15	355	355				355
SIEMENS A G ADR	Common	826197501	12518.75	125	125				125
SIGMA ALDRICH	Common	826552101	1239500.06	17222	17222				17222
SOUTHERN CO	Common	842587107	875940.45	19005	19005				19005
SOUTHERN FIRST BANCSHARES	Common	842873101	8933.12	997	997				997
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	314347.25	2345	2345				2345
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	3509.25	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	3582.5	100	100				100
SPDR-ENERGY	Common	81369Y506	2214946.47	30162	30162				30162
SPDR-FINANCIAL	Common	81369Y605	313904.65	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	5817.4	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	248951.95	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	1214.4	33	33				33
SPDR-UTILITIES	Common	81369Y886	909.75	25	25				25
SPECTRA ENERGY CORP	Common	847560109	37257.84	1269	1269				1269
SPRD-TECHNOLOGY	Common	81369Y803	7706.25	250	250				250
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	656647.17	4561	4561				4561
STATE ST CORP	Common	857477103	3356.8	80	80				80
STRYKER CORP	Common	863667101	66792	1200	1200				1200
SUNCOR ENERGY	Common	867224107	165564	5040	5040				5040
SYSCO CORP.	Common	871829107	19700.1	630	630				630
TARGET CORPORATION	Common	87612E106	502365.05	7915	7915				7915
TELECOM NEW ZEALAND ADR	Common	879278208	12431.88	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2332997.99	56339	56339				56339
TIFFANY AND COMPANY	Common	886547108	18564	300	300				300
TJX COMPANIES	Common	872540109	2891866.35	64565	64565				64565
TRAVELERS	Common	89417E109	14334.6	210	210				210
UDR, INC.	Common	902653104	36435.76	1468	1468				1468
UNION PACIFIC	Common	907818108	91755.1	773	773				773
UNITED HEALTHCARE	Common	91324P102	74969.73	1353	1353				1353
UNITED TECHNOLOGIES	Common	913017109	1795346.28	22932	22932				22932
UNUMPROVIDENT CORP	Common	91529Y106	3844	200	200				200
USBANCORP	Common	902973304	7546	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	4744292.7	104110	104110				104110
VIACOM INC NEW CLASS B	Common	92553P201	9324.66	174	174				174
VULCAN MATERIALS	Common	929160109	55577.5	1175	1175				1175
WAL MART STORES INC	Common	931142103	2402706.6	32557	32557				32557
WATSON PHARMACEUTICALS	Common	942683103	10219.2	120	120				120
WELLS FARGO	Common	949746101	2810569.35	81395	81395				81395
WESTERN UNION CO.	Common	959802109	44639	2450	2450				2450
WILLIAMS PARTNERS LP 	Common	96950F104	199582	3650	3650				3650
WINDSTREAM CORP	Common	97381W104	10251.44	1016	1016				1016
XYLEM INC	Common	98419M100	15945.1	634	634				634
YADKIN VALLEY FINANCIAL	Common	984314104	4505.24	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	4598.16	68	68				68
VANGUARD MID-CAP GROWTH ETF	Common	922908538	3048.75	45	45				45
VANGUARD MID-CAP VALUE ETF	Common	922908512	205072.2	3540	3540				3540
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	293760.45	5989	5989				5989
RYDEX ETF TRUST S&P VALUE 	Common	78355W304	23902.5	750	750				750
VANGUARD LARGE CAP GROWTH	Common	922908736	1108009.6	15304	15304				15304
VANGUARD WORLD FDS MEGA 	Common	921910840	107353.5	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	53949	700	700				700
VANGUARD INDEX SMALL CAP ETF	Common	922908595	3088.4	35	35				35
VANGUARD SMALL CAP VALUE ETF	Common	922908611	163572.5	2275	2275				2275
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	6114191.16	146553	146553				146553


Totals			139937513.4	3059757	3059757	 			3059757

